Other income / expenses and adjustments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other income / expenses and adjustments
9. Other income / expenses and adjustments
9.1

Finance income

	Year ended December 31
	2017	2018	2019
Bank interest earned	827	307	42
Interest earned on short-term investments	—	—	141
Gain on short-term investments	—	—	194

Total finance income	827	307	377

9.2

Finance charge

	Year ended December 31
	2017	2018	2019
Interest payable on convertible loan	(103)	(185)	(20)
Interest on TAP funding	—	—	(10)
Interest payable on bank loan	(327)	(1,645)	(1,739)
Interest on lease liabilities	—	—	(1,314)
Accreted interest on bank loan	(67)	(782)	(1,523)
Transaction costs on bank loan	(200)	—	—
Modification (loss)/gain on bank loan	—	(730)*	456
Loss on short-term deposits	(339)	(22)	—
Discounting of provision for deferred cash consideration	—	(443)	(221)
Change in warrant fair value	(54)	716	875

Total finance charge	(1,090)	(3,091)	(3,496)

*
We have reclassified the loan modification loss occurring in 2018 resulting in the reduction of administrative expenses by £0.7 million, and the increase in finance charges of an equivalent amount. Please
refer
 to Note 2 for further details.